CAPITAL STOCK	12 Months Ended
Jul. 31, 2017
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

Authorized Stock

The Company has authorized 300,000,000 shares of common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

There were 52,042,286 shares of common stock issued and outstanding as at July 31, 2016 and July 31, 2017.

On January 27, 2017, the Company filed a registration statement with the Securities and Exchange Commission (“SEC”) on Form S-1 under the Securities Act of 1933, as amended, to register the offer and sale of up to 10,000,000 common shares of the Company at a price of $0.1695 per share. The Company planned to use the proceeds from this offering to fund the acquisition of the 17.6% equity interest in Mineracao Batovi, provide working capital and expand the business. The registration statement was declared effective by the SEC as of March 9, 2017; no common stock had been sold pursuant to the registration statement as of July 31, 2017.

In connection with the termination of the Amended and Restated Joint Venture Agreement (Note 3), the Company has elected not to proceed with the offering of common stock. The Company’s request for the SEC’s consent to withdraw the registration statement was verbally received on August 21, 2017.

Share-based Expenses

During the year ended July 31, 2016, certain stock options expired without being exercised. As such, as at July 31, 2016 and 2017, the Company had no options outstanding. A total of $5,191,122 was reclassified to deficit upon expiration during the year ended July 31, 2016.